Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2017
Other Accounts Receivable and Prepaid Expenses [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 5: -	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2017	2016

Indirect taxes	$118	$58
Grant receivables	740	46
Prepaid expenses and advances to suppliers	460	708
Related party (see note 12a5)	2	585
Tax balance to receive from customers	862	461
Project deferred costs	372	-
Others	131	102

	$2,685	$1,960